Label	Element	Value
Nuveen Life Growth Equity Fund | Nuveen Life Growth Equity Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Nuveen Life Growth Equity Fund